Income Taxes	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Income Taxes

8.	Income taxes
For the years ended June 30, 2023, and 2022, the Company did not record a provision for income taxes due to a full valuation allowance against the deferred tax assets.

Significant components of the Company’s deferred tax assets and deferred tax liabilities are shown below:

	June 30, 2023 $	June 30, 2022 $
Deferred tax assets:
Non-capital losses carried forward	29,204	25,541
Stock-based compensation	982	635
Capital losses carried forward	18	18
Financing costs	326	326
Bonus - compensation	37	85
Scientific research and development	895	803
Scientific research and development – Investment Tax Credits (“ITC”)	769	690
Capitalized research and development expenses	265	—

	32,496	28,098
Deferred tax liabilities:
Scientific research and development – ITC	(127)	(114)

	32,369	27,984
Valuation allowance	(32,369)	(27,984)

Net future tax assets	—	—

The income tax benefit of these tax attributes has not been recorded in these consolidated financial statements because of the uncertainty of their recovery. The Company’s effective income tax rate differs from the statutory income tax rate of 21% (2022 – 21%).
The differences arise from the following items:

	June 30, 2023 $	June 30, 2022 $
Tax recovery at statutory income tax rates	(3,076)	(4,743)
Permanent differences	(1,095)	802
Effect of rate differentials between jurisdictions	(127)	(345)
Effect of foreign exchange rates	66	445
Scientific research and development – ITC	(61)	(44)
Adjustment to prior year’s provision versus statutory tax returns	(106)	(2,332)
Other	13	196
Change in valuation allowance	4,386	6,021

	—	—

The Company has no current income tax expense for the year ended June 30, 2023, as there was a taxable loss for this period. The components of the Company’s loss before income taxes for the year ended June 30, 2023, were allocated as to $6.7 million in the U.S. and $7.9 million in Canada. As of June 30, 2023, the Company had combined U.S. and Canadian net operating loss (“NOL”) carry forwards of $109.3 million (2022 – $96.4 million). The U.S. federal NOL carryforwards consist of $15.8 million generated before July 1, 2018, which begin expiring in 2026, and $34.1 million that can be carried forward indefinitely, but are subject to the 80% taxable income limitation. The Canadian NOL carryforwards of $59.4 million begin expiring in 2030. In addition, the Company has
non-refundable
Canadian federal investment tax credits of $470 (2022—$422) that expire between 2031 and 2042 and non-refundable
British Columbia investment tax credits of $299 (2022 – $248) that expire between 2023 and 2032. The Company also has Canadian scientific research and development tax incentives of $3.3 million (2022 – $3.0 million) that do not expire.
The Company files U.S. federal, U.S. state, and Canadian income tax returns with varying statues of limitations. The tax years from 2007 to 2022 remain open to examination due to the carryover of unused NOL carryforwards and tax credits. The Company currently is not under examination by any tax authority.
Internal Revenue Code (“IRC”) Section 382 and 383 places a limitation on the amount of taxable income that can be offset by NOL and credit carryforwards after a change in control (generally greater than 50% change in ownership within a three-year period) of a loss corporation. Generally, after a change in control, a loss corporation cannot deduct NOL and credit carryforwards in excess of the IRC Section 382 and 383 limitations. The limitation in the federal and state NOL and research and development credit carryforwards reduce the deferred tax assets, which are further offset by a full valuation allowance. The limitation can result in the expiration of the NOLs and research and development credit carryforwards available. The Company has performed an IRC Section 382 and 383 analysis and determined there was an ownership change in 2013. The Company has not performed any section 382 and 383 analyses since 2013. An assessed change in ownership subsequent to 2013 could limit future use of NOL and research and development credit carryforwards. The acquisition of Adgero Biopharmaceuticals Holdings, Inc. also triggers IRC Section 382 on the pre-acquisition
NOLs. An analysis for IRC Section 382 has not been performed at this time on the pre-acquisition
NOLs.
The CARES Act, was enacted March 27, 2020. Among the business provision, the CARES Act provided for various payroll tax incentives, changes to net operating loss carryback and carryforward rules, business interest expense limitation increases, and bonus depreciation on qualified improvement property. Additionally, the Consolidated Appropriations Act of 2021 was signed on December 27, 2020, which provided additional
COVID-19
relief provisions for businesses. The Company has evaluated the impact of both the Acts and has determined that any impact is not material to its financial statements.

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Income Taxes
Note 8—Income taxes
The components of the provision for income taxes are as follows:
Tax expense (benefit):

	2023	2022
Current	$—	$—
Deferred	—	—

Total provision (benefit) for income taxes	$—	$—

As of December 31, 2023, and 2022, the Company had temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and their respective income tax bases, measured by enacted state and federal tax rates, as follows:

	2023	2022
Book Income (Loss) - Pre-Tax	29,317,000	9,358,000
Statutory rate	$6,157,000	$1,967,000
State Tax Rate	1,274,000	407,000
Permanent and other items	(43,000)	42,000
R&D Credit	357,000	427,000
Change in valuation allowance	(7,745,000)	(2,843,000)

	$—	$—

The following is a reconciliation of tax computed at the statutory rates to the income tax provision recognized in the consolidated financial statements for the years ended December 31:

	2023	2022
Deferred tax assets (liabilities):
Net operating loss carryforward	$11,144,000	$9,539,000
Intangible assets	3,909,000	—
Section 174 R&D	3,506,000	1,745,000
Accrued expenses	359,000	286,000
Basis differences	(13,000)	26,000
Stock compensation expense	589,000	510,000
Research and development credit	1,808,000	1,451,000

Total deferred tax assets, net	21,302,000	13,557,000
Less valuation allowance	(21,302,000)	(13,557,000)

Total net deferred tax assets	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the levels of historical taxable income and projections of future taxable income over which the deferred tax assets are deductible, the Company believes that it is more likely than not that it will not be able to realize the benefits of some of these deductible differences.
At December 31, 2023, the Company has federal and state tax net operating loss carryforwards of approximately $43,968,000. Approximately $15,218,000 of the loss carryforwards will expire through 2037, unless previously utilized. The remaining $28,750,000 of loss carryforwards do not expire. Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by the IRC, and similar state provisions. The Company has not performed a detailed analysis to determine whether an ownership change under Section 382 of the IRC has occurred, but believes it to be likely. The effect of an ownership change would be the imposition of an annual limitation on the use of the loss carryforwards.